UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY




                  Investment Company Act file number 811-21606
                                                     ---------

                             Tilson Investment Trust
                             ------------------------
               (Exact name of registrant as specified in charter)


           145 East 57th Street, Suite 1100, New York, New York 10022
           ----------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
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                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                       Date of fiscal year end: October 31
                                                ----------


             Date of reporting period: July 1, 2005 - June 30, 2006
                                       ----------------------------

                                                             TILSON FOCUS FUND

                                                                    Management's
Item          Proposals                                             Recommendation            Fund's Vote   Sponsor
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      Issuer:  Intrado, Inc.*
       CUSIP:  46117A100
      Ticker:  TRDO
Meeting Date:  4/4/2006

              Adopt Agreement & Plan of Merger among West Corp.,
1             West Int'l Corp., & Intrado                           For                       For           Management
              Adjourn or postpone the special meeting if
              necessary or appropropriate to permit further
              solicitation votes at the time of the special
2             meeting to approve agreement & plan of merger         For                       For           Management

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      Issuer:  Sears Holding Corporation*
       CUSIP:  812350106
      Ticker:  SHLD
Meeting Date:  4/12/2006

1.1           Elect Director Donald E. Carty                        For                       For           Management
1.2           Elect Director William C. Crowley                     For                       For           Management
1.3           Elect Director Alan J. Lacy                           For                       For           Management
1.4           Elect Director Edward S. Lampert                      For                       For           Management
1.5           Elect Director Aylwin B. Lewis                        For                       For           Management
1.6           Elect Director Steven T. Mnuchin                      For                       For           Management
1.7           Elect Director Richard C. Perry                       For                       For           Management
1.8           Elect Ann N. Resse                                    For                       For           Management
1.9           Elect Thomas J. Tisch                                 For                       For           Management
              Approve Sears Holding Corp.2006 Associate Stock
2             Purchase Plan                                         For                       For           Management
3             Approve Sears Holding Corp 2006 Stock Plan            For                       For           Management
              Approve Sears Holding Corp.Umbrella Incentive
4             Program                                               For                       For           Management
              Ratify appt. by the audit committee of Deloitte &
              Touche as company's independent public accountants
5             for FY 2006                                           For                       For           Management

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      Issuer:  Whirlpool Corporation*
       CUSIP:  963320106
      Ticker:  WHR
Meeting Date:  4/18/2006

1             Elect Director Gary T. Dicamillo                      For                       For           Management
1.2           Elect Director Kathleen J. Hempel                     For                       For           Management
1.3           Elect Director Arnold G. Langbo                       For                       For           Management
1.4           Elect Director David L. Swift                         For                       For           Management
1.5           Elect Director Michael A Todman                       For                       For           Management

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      Issuer:  Resource America Inc.*
       CUSIP:  761195205
      Ticker:  REXI
Meeting Date:  4/19/2006

1             Elect Director Jonathan Z. Cohen                      For                       For           Management
1.2           Elect Director Kenneth A Kind                         For                       For           Management
1.3           Elect Director John S. White                          For                       For           Management
              In their discretion,  the proxies are authorized to vote upon such other  business as may  properly be brought  before the meeting or any adjournment
2             thereof.                                              For                       For           Management

                                                             TILSON FOCUS FUND

                                                                    Management's
Item          Proposals                                             Recommendation            Fund's Vote   Sponsor
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      Issuer:  American Express Company*
       CUSIP:  25816109
      Ticker:  AXP
Meeting Date:  4/24/2006

1             Elect Director D.F. Akerson                           For                       For           Management
1.2           Elect Director C. Barshefsky                          For                       For           Management
1.3           Elect Director U.M. Burns                             For                       For           Management
1.4           Elect Director K. I. Chenault                         For                       For           Management
1.5           Elect Director P. Chernin                             For                       For           Management
1.6           Elect Director P. R. Dolan                            For                       For           Management
1.7           Elect Director V.E. Jordan                            For                       For           Management
1.8           Elect Director J. Leschly                             For                       For           Management
1.9           Elect Director R. A. Mcginn                           For                       For           Management
1.1           Elect Director E.D. Miller                            For                       For           Management
1.11          Elect Director F. P. Popoff                           For                       For           Management
1.12          Elect Director R. D. Walter                           For                       For           Management
              The selection of
2             Pricewaterhousecoopers LLP as
              our independent registered
              public accountants
              for 2006.                                             For                       Against       Management
              A shareholder proposal relating to stock options
3             for directors.                                        Against                   Against       Shareholder
              A shareholder proposal relating
              to majority voting for
4             directors.
              A shareholder proposal relating
              to the company's
5             employment policies.                                  Against                   Against       Shareholder
              A shareholder Proposal relating
              to reimbursement of
              expenses for certain
              shareholder-nominated
6             director candidates.                                  Against                   Against       Shareholder

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      Issuer:  Anheuser-Busch Companies, Inc.
       CUSIP:  35229103
      Ticker:  BUD
Meeting Date:  4/26/2006

1             Elect Director James J. Forese                        For                       For           Management
1.2           Elect Director Vernon R. Loucks                       For                       For           Management
1.3           Elect Director Vilma S. Martinez                      For                       For           Management
1.4           Elect Director William Porter Payne                   For                       For           Management
1.5           Elect Director Edward E. Whitcare, Jr.                For                       For           Management
              Amendment of the restated certificate of
2             incorporation                                         For                       For           Management
              Approval of 2006 restricted stock plan for
3             non-employee directors                                For                       For           Management
              Approval of independent registered public
4             accounting firm                                       For                       For           Management

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      Issuer:  Wendy's International, INC.*
       CUSIP:  950590109
      Ticker:  WEN
Meeting Date:  4/27/2006

1             Elect Director James V. Pickett                       For                       For           Management
1.2           Elect Director Thomas F. Keller                       For                       For           Management
1.3           Elect Director David P. Lauer                         For                       For           Management
1.4           Elect Director James F. Millar                        For                       For           Management
1.5           Elect Director Peter H. Rotherschild                  For                       For           Management
              Ratification of the selection of
              pricewaterhousecoopers LLP as the independent
              registered public accounting firm of the company
2             for the current year.                                 For                       For           Management
              Approval of the shareholder proposal regarding a
              policy to identify and label all food products
3             containing genetically engineered ingredients.        Against                   Against       Shareholder
              Approval of the  shareholder  proposal to have the company issue a report  regarding  it's  polices  and  practices  related  to  the long-term social and
4             environmental sustainability.                         Against                   Against       Shareholder

                                                             TILSON FOCUS FUND

                                                                    Management's
Item          Proposals                                             Recommendation            Fund's Vote   Sponsor
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      Issuer:  Pfizer INC.*
       CUSIP:  717081103
      Ticker:  PFE
Meeting Date:  4/27/2006

1             Elect Director Michael S. Brown                       For                       For           Management
1.2           Elect Director Anthony Burns                          For                       For           Management
1.3           Elect Director Robert N. Burt                         For                       For           Management
1.4           Elect Director W. Don Cornwell                        For                       For           Management
1.5           Elect Director William H. Gray III                    For                       For           Management
1.6           Elect Director Constance J. Horner                    For                       For           Management
1.7           Elect Director William R. Howell                      For                       For           Management
1.8           Elect Director Stanley O. Ikenberry                   For                       For           Management
1.9           Elect Director George A. Lorch                        For                       For           Management
1.1           Elect Director Henry A. McKinnell                     For                       For           Management
1.11          Elect Director Dana G. Mead                           For                       For           Management
1.12          Elect Director Ruth J. Simmons                        For                       For           Management
1.13          Elect Director William C. Steere, Jr.                 For                       For           Management
              Proposal to ratify the appointment of KPMG LLP as
2             independent.                                          For                       For           Management
              Management  proposal to amend  company's  restated  certificate of incorporation  to eliminate  supermajority  vote  requirements and fair price
3             provision                                             For                       For           Management
              Shareholder proposal relating to term limits for
4             directors.                                            Against                   Against       Shareholder
              Shareholder proposal requesting reporting on
5             pharmaceutical price restraint.                       Against                   Against       Shareholder
6             Shareholder proposal relating to cumulative voting    Against                   Against       Shareholder
              Shareholder proposal requesting separation of roles
7             of chairman and CEO                                   Against                   Against       Shareholder
              Shareholder proposal requesting a report on
8             political contributions.                              Against                   Against       Shareholder
              Shareholder proposal requesting a report on the
              feasibility of amending Pfizer's corporate policy
9             on laboratory animal care and use.                    Against                   Against       Shareholder
              Shareholder proposal requesting justification for
              financial contributions which advance animal-based
10            testing methodologies.                                Against                   Against       Shareholder

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      Issuer:  Berkshire Hathaway, INC.*
       CUSIP:  84670207
      Ticker:  BRK-A
Meeting Date:  5/6/2006

1             Elect Director Warrant E. Buffett                     For                       For           Management
1.2           Elect Director Charles T. Munger                      For                       For           Management
1.3           Elect Director Howard G. Buffett                      For                       For           Management
1.4           Elect Director Malcolm G. Chace                       For                       For           Management
1.5           Elect Director William H. Gates III                   For                       For           Management
1.6           Elect Director David S. Gottesman                     For                       For           Management
1.7           Elect Director Charlotte Guyman                       For                       For           Management
1.8           Elect Director Donald R. Keough                       For                       For           Management
1.9           Elect Director Thomas S. Murphy                       For                       For           Management
1.1           Elect Director Rondal L. Olson                        For                       For           Management
1.11          Elect Director Walter Scott, Jr.                      For                       For           Management

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      Issuer:  Crosstex Energy, INC*
       CUSIP:  22765Y104
      Ticker:  XTXI
Meeting Date:  5/8/2006

1             Elect Director Frank M. Burke                         For                       For           Management
1.2           Elect Director Sheldon B. Lubar                       For                       For           Management

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                                                             TILSON FOCUS FUND

                                                                    Management's
Item          Proposals                                             Recommendation            Fund's Vote   Sponsor
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      Issuer:  Lear Corporation*
       CUSIP:  521865105
      Ticker:  LEA
Meeting Date:  5/11/2006

1             Elect Director David E. Fry                           For                       For           Management
1.2           Elect Director David P. Spalding                      For                       For           Management
1.3           Elect Director James A. Stern                         For                       For           Management
1.4           Elect Director D.G. Wallace                           For                       For           Management
              Ratify the appointment of Ernest & Young LLP as our
              independent registered public accounting firm for
2             2006.                                                 For                       For           Management
              Approve an Amendment to the Lear Corporation
3             Long-Term Stock                                       For                       For           Management
4             Stockholder Proposal to electeach director annually.  Against                   Against       Shareholder
              Stockholder Proposal Regarding Global Human Rights
5             Standards                                             Against                   Against       Shareholder

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      Issuer:  Winthrop Realty Trust Inc.*
       CUSIP:  976391102
      Ticker:  FUR
Meeting Date:  5/16/2006

1             Elect Director Michael L. Ashner                      For                       For           Management
1.2           Elect Director Arthur Blasberg, Jr.                   For                       For           Management
1.3           Elect Director Talton Embry                           For                       For           Management
1.4           Elect Director Bruce R. Berkowitz                     For                       For           Management
1.5           Elect Director Peter Braverman                        For                       For           Management
1.6           Elect Director Howard Goldberg                        For                       For           Management
              Approval of the appointment of auditors as set
2             forth in the accompanying proxy statement.            For                       For           Management
                                                                    Management's
    Item      Proposals                                             Recommendation            Fund's Vote   Sponsor
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      Issuer:  Universal Stainless & Alloy Prods., INC*
       CUSIP:  913837100
      Ticker:  USAP
Meeting Date:  5/17/2006

1             Elect Director Douglas M. Dunn                        For                       For           Management
1.2           Elect Director George F. Keane                        For                       For           Management
1.3           Elect Director Clarence M. Mcaninch                   For                       For           Management
1.4           Elect Director Udi Toledano                           For                       For           Management
              Approval of an amendment to the 1996 Employee Stock
              Purchase plan to reserve an additional 60,000
2             shares of common stock for issuance under the plan    For                       For           Management
              Ratification of the appointment of Schneider Downs
              & Co., Inc as independent registered public
3             accountants for 2006                                  For                       For           Management

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      Issuer:  O'Charley's Inc.*
       CUSIP:  670823103
      Ticker:  CHUX
Meeting Date:  5/18/2006

1             Elect Director Gregory Burns                          For                       For           Management
1.2           Elect Director Robert J. Walker                       For                       For           Management

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                                                             TILSON FOCUS FUND

                                                                    Management's
Item          Proposals                                             Recommendation            Fund's Vote   Sponsor
------------------------------------------------------------------------------------------------------------------------------------
      Issuer:  Foot Locker, Inc.*
       CUSIP:  344849104
      Ticker:  FL
Meeting Date:  5/24/2006

1             Elect Director Alan D Feldman                         For                       For           Management
1.2           Elect Director Jarobin Gilbert Jr.                    For                       For           Management
1.3           Elect Director David Y Schwartz                       For                       For           Management
1.4           Elect Director Cheryl Nido Turpin                     For                       For           Management
1.5           Elect Director Matthew M. McKenna                     For                       For           Management
              Ratification of appointment  of independent
2             registered public accountants.                        For                       For           Management
              Reapproval of the performance goals under long-term
3             incentive compensation plan.                          For                       For           Management

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      Issuer:  McDonalds Corporation*
       CUSIP:  580135101
      Ticker:  MCD
Meeting Date:  5/25/2006

1             Elect Director Robert A Eckert                        For                       For           Management
1.2           Elect Director Enrique Hernandez, Jr.                 For                       For           Management
1.3           Elect Director Jeanne P. Jackson                      For                       For           Management
1.4           Elect Director Richard  H. Lenny                      For                       For           Management
1.5           Elect Director Andrew J. McKenna                      For                       For           Management
1.6           Elect Director Sheila A. Penrose                      For                       For           Management
              Approval of the independent registered public
2             accounting firm.                                      For                       For           Management
              Approval of a shareholder proposal relating to
3             share-holder approval of future severence agreements  Against                   Against       Shareholder
              Approval of a shareholder proposal relating to
4             labeling of genetically engineered products.          Against                   Against       Shareholder

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      Issuer:  Wal-Mart Stores, Inc.*
       CUSIP:  931142103
      Ticker:  WMT
Meeting Date:  6/2/2006
1             Elect Director Aida M. Alvarez                        For                       For           Management
1.2           Elect Director James W. Breyer                        For                       For           Management
1.3           Elect Director Michele Burns                          For                       For           Management
1.4           Elect Director James I. Cash Jr.                      For                       For           Management
1.5           Elect Director Doughlas N. Daft                       For                       For           Management
1.6           Elect Director David D. Glass                         For                       For           Management
1.7           Elect Director Roland A Hernandez                     For                       For           Management
1.8           Elect Director H. Lee Scott                           For                       For           Management
1.9           Elect Director Jack C. Shewmaker                      For                       For           Management
1.1           Elect Director Jim C. Walton                          For                       For           Management
1.11          Elect Director Robson Walton                          For                       For           Management
1.12          Elect Director Christopher J. Williams                For                       For           Management
1.13          Elect Director Linda S. Wolf                          For                       For           Management
2             Ratification of independent accounts                  For                       For           Management
              A shareholder proposal regarding humane poultry
3             slaughter.                                            Against                   Against       Shareholder
              A shareholder proposal regarding political
4             contributions                                         Against                   Against       Shareholder
              A shareholder proposal regarding a director
5             election majority vote standard.                      Against                   Against       Shareholder
              A shareholder proposal regarding a sustainability
6             report.                                               Against                   Against       Shareholder
              A shareholder proposal regarding compensation
7             disparity                                             Against                   Against       Shareholder
              A shareholder proposal regarding an Equity
8             compensation                                          Against                   Against       Shareholder
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                                                             TILSON DIVIDEND FUND

                                                                            Management's             Fund's
    Item     Proposals                                                      Recommendation           Vote        Sponsor
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      Issuer:  Ark Restaurants Corp
       CUSIP:  40712101
      Ticker:  ARKR
Meeting Date:  3/22/2006

1            Elect Director Michael Weinstein                               For                      For         Management
1.2          Elect Director Stevene Shulman                                 For                      For         Management
1.3          Elect Director Robert Towers                                   For                      For         Management
1.4          Elect Director Marcia Allen                                    For                      For         Management
1.5          Elect Director Paul Gordon                                     For                      For         Management
1.6          Elect Director Bruce R. Lewin                                  For                      For         Management
1.7          Elect Director Edward Lowenthal                                For                      For         Management
1.8          Elect Director Vincent Pascal                                  For                      For         Management
1.9          Elect Director Arthur Stainman                                 For                      For         Management
1.1          Elect Director Stephen Novick                                  For                      For         Management
1.11         Elect Director Robert Thomas Zankel                            For                      For         Management
             Ratification of the appointment of J.H. Cohn LLPAs
2            Independent Auditors for the 2006 Fiscal Year.                 For                      For         Management

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      Issuer:  Newmont Mining Corporation
       CUSIP:  651639106
      Ticker:  NEM
Meeting Date:  4/25/2006

1            Elect Director G.A. Barton                                     For                      For         Management
1.2          Elect Director V.A.Calarco                                     For                      For         Management
1.3          Elect Director N. Doyle                                        For                      For         Management
1.4          Elect Director V.M. Hagen                                      For                      For         Management
1.5          Elect Director M.S.Hamson                                      For                      For         Management
1.6          Elect Director L.I. Higdon, Jr.                                For                      For         Management
1.7          Elect Director P. Lassoonde                                    For                      For         Management
1.8          Elect Director R.J. Miller                                     For                      For         Management
1.9          Elect Director W.W. Murdy                                      For                      For         Management
1.1          Elect Director R.A. Plumbridge                                 For                      For         Management
1.11         Elect Director J.B. Prescott                                   For                      For         Management
1.12         Elect Director D.C.Roth                                        For                      For         Management
1.13         Elect Director S.Schulich                                      For                      For         Management
1.14         Elect Director J.V. Taranik                                    For                      For         Management
2            Ratify Appointment of independent auditors.                    For                      For         Management
3            Stockholder Proposal regarding independent board chairman.     Against                  Against     Management

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      Issuer:  Industrias Bachoco, SA DE C.V.
       CUSIP:  456463108
      Ticker:  IBA
Meeting Date:  4/26/2006

             Proposal  to convert  the series "L"  Shares  with  limited  voting rights and other corporate rights, into common series
      E1     "B"                                                            For                      For         Management
             Proposal to separate the Units "BB" and the Units "BL" of
      E2     the company into their component shares                        For                      For         Management
             Appointment of Special delegates of the company to execute
      E3     the resolutions adopted in this meeting                        For                      For         Management
             Discuss, approve or amend the report of the board of
      O1     directors of the company.                                      For                      For         Management
             Presentation of the report of the board of directors
             regarding the policies of the company to purchase it's own
      O2     shares                                                         For                      For         Management
             Presentation and, in it's case approval of the proposal for
      O3     payment of dividends in cash.                                  For                      For         Management
             Appointment or ratification of the members of the board of
      O4     directors, secretary and statutory auditor                     For                      For         Management
             Appointment or Ratification of the members of the audit
      O5     committee.                                                     For                      For         Management
             Determination of the corresponding remuneration paid to
             members of the board,secretary, statutory auditor and audit
      O6     committee.                                                      For                     For         Management
             Appointment of special delegates of the company to formalize
      O7     the resolutions adopted in this meeting.                       For                      For         Management
             Proposal to convert the series "L" shares with limited
             voting rights and other corporative rights, into common
      S1     series "B"                                                     For                      For         Management
             Proposal to separate the Units "BB" and the Units "BL" of
      S2     the company into their component shares.                       For                      For         Management
             Appointment of special delegates of the company to formalize
      S3     the resolutions adopted in this meeting.                       For                      For         Management

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                                                             TILSON DIVIDEND FUND

                                                                            Management's             Fund's
    Item     Proposals                                                      Recommendation           Vote        Sponsor
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      Issuer:  Sleep Country Canada Income Fund
       CUSIP:  831254107
      Ticker:  Z-UN.TO
Meeting Date:

       1     The election of the Directors                                  For                      For         Management
       2     The election of the Trustees.                                  For                      For         Management
             The appointment of Pricewaterhousecoopers LLP,As Aduitors
             for the coming year and authorizing thedirectors to fix
       3     their remunertations.                                          For                      For         Management

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      Issuer:  Precision Drilling Trust
       CUSIP:  740215108
      Ticker:  PDS
Meeting Date:  5/9/2005

             Electing the following nominees as the Board of the Trust
             for the ensuing year: Robert J.S. Gibson, Patrick M. Murray,
       1     H. Garth Wiggins,                                              For                      For         Management
             Approving the following nominees as the board of directors of precision drilling corporation for the ensuing year: W.C.
             (Mickey)  Dunn,  Brian A Felesky,  Robert J.S.  Gibson,  Patrick M.
             Murray, Frederick W. Pheasey, Robert L. Phillips, Hank B.
       2     Swartout, H. g                                                 For                      For         Management
             Appointing KPMG LLP As the Auditor of the Trust for the
       3     ensuing year.                                                  For                      For         Management
             On any other business which may properly come before the
             meeting, or any adjournment (s) thereof, the proxy is
             authorized to act or vote  as he or she in his or her
       4     discretion may determine.                                      For                      For         Management

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      Issuer:  Netflix Inc.
       CUSIP:  64110l109
      Ticker:  NFLX
Meeting Date:  5/17/2006

     1.1     Elect Director Richard Barton                                  For                      For         Management
             To ratify the appointment of KPMG LLP as the company's
             independent registered public accounting firm for the year
       2     ending December 31, 2006                                       For                      For         Management
             To approve the company's amended and restated 2002 stock
       3     plan.                                                          For                      For         Management

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      Issuer:  Laboratory Corp of America Holdings
       CUSIP:  50540R409
      Ticker:  LH
Meeting Date:  5/17/2006

     1.1     Elect Director Thomas P. Mac Mahon                             For                      For         Management
     1.2     Elect Director Kerrii B Anderson                               For                      For         Management
     1.3     Elect Director Jean -Luc Belingard                             For                      For         Management
     1.4     Elect Director Wendy E. Lane                                   For                      For         Management
     1.5     Elect Director R.E. Mittelstaedt, Jr.                          For                      For         Management
     1.6     Elect Director A. H. Rubenstein, MBBCH                         For                      For         Management
     1.7     Elect Director Andrew G. Wallace, M.D.                         For                      For         Management
     1.8     Elect Director Keith Weikel, PH.D.                             For                      For         Management
             Approval of the amendment to the 1995 stock plan for
       2     nonemployee directors.                                         For                      For         Management
             Ratification of the appointment of Pricewaterhousecooopers
             LLP as Laboratory Corporation of America holdings'
       3     independent registered public accounting firm for 2006         For                      For         Management

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                                                             TILSON DIVIDEND FUND

                                                                            Management's             Fund's
    Item     Proposals                                                      Recommendation           Vote        Sponsor
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      Issuer:  Netgear, Inc
       CUSIP:  6411Q104
      Ticker:  NTGR
Meeting Date:  5/23/2006

1.1          Elect Director Patrick C.S. Lo                                 For                      For         Management
1.2          Elect Director Ralph E. Faison                                 For                      For         Management
1.3          Elect Director Timothy Godwin                                  For                      For         Management
1.4          Elect Director Jef  Graham                                     For                      For         Management
1.5          Elect Director Linwood A Lacy, Jr.                             For                      For         Management
1.6          Elect Director Gregory Rossmann                                For                      For         Management
             Proposal to approve the adoption of the Netgear, Inc 2006
       2     long term incentive plan.                                      For                      For         Management
             Proposal to ratify the appointment of Pricewaterhousecoopers
       3     LLP.                                                           For                      For         Management

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       Issuer:  Mile Marker International, Inc.
        CUSIP:  599214202
       Ticker:  MMRK.OB
 Meeting Date:  5/23/2006

      1A     The election of Richard E. Aho as Director                     For                      For         Management
      1B     The election of Drew V. Aho As Director                        For                      For         Management
      1C     The election of George R. Shelley as Director                  For                      For         Management
      1D     The election of Leslie J. Aho as Director                      For                      For         Management
             Ratification of the company's engagement of the firm of
             Berenfeld, Spritzer, Shechter & Sheer as the company's
2            independent auditors for Calendar year 2006.                   For                      For         Management

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      Issuer:  Exxon Mobil Corporation
       CUSIP:  30231G102
      Ticker:  XOM
Meeting Date:  5/31/2006

1            Elect Director M.J. Boskin                                     For                      For         Management
1.2          Elect Director W.W. George                                     For                      For         Management
1.3          Elect Director J.R. Houghton                                   For                      For         Management
1.4          Elect Director W.R. Howell                                     For                      For         Management
1.5          Elect Director R.C.King                                        For                      For         Management
1.6          Elect Director P.E. Lippincott                                 For                      For         Management
1.7          Elect Director H.A. McKinnell, Jr.                             For                      For         Management
1.8          Elect Director M.C. Nelson                                     For                      For         Management
1.9          Elect Director S.J. Palmisano                                  For                      For         Management
1.1          Elect Director W.V. Shipley                                    For                      For         Management
1.11         Elect Director J.S. Simon                                      For                      For         Management
1.12         Elect Director R. W. Tillerson                                 For                      For         Management
2            Ratification of Independent Auditors (page 32)                 For                      For         Management
3            Cumulative Voting (Page 34)                                    For                      For         Management
4            Majority Vote (page 35)                                        Against                  Against     Management
5            Industry Experience (page 37)                                  Against                  Against     Management
6            Director Qualifications (page 38                               Against                  Against     Management
7            Director Compensation (page 40)                                Against                  Against     Management
8            Board  Chairman And CEO (page 41)                              Against                  Against     Management
9            Executive Compensation Report (page 43)                        Against                  Against     Management
10           Executive Compensation Criteria (page 45)                      Against                  Against     Management
11           Political Contributions Report (page 47)                       Against                  Against     Management
12           Corporate Sponsorship Report (page 47)                         Against                  Against     Management
13           Amendment of EEO Policy (page 50)                              Against                  Against     Management
14           Biodiversity Impact Report (page 52)                           Against                  Against     Management
15           Community Environmental impact (Page 53)                       Against                  Against     Management

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      Issuer:  Barnes and Noble, Inc
       CUSIP:  67774109
      Ticker:  BKS
Meeting Date:  6/7/2006

1            Elect Director William Dillard ll                              For                      For         Management
1.2          Elect Director Irene R. Miller                                 For                      For         Management
1.3          Elect Director Michael N. Rosen                                For                      For         Management
             Ratification of the appointment of BDO Seidman, LLP, as the
2            Fiscal year ending February 3, 2007                            For                      For         Management

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Tilson Investment Trust

By: (Signature and Title)
                             /s/ Whitney R. Tilson
                             _____________________________________________
                             Whitney R. Tilson
                             Trustee, President, and Principal Executive Officer

Date: August 30, 2006